Note 24 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Directly issued capital instruments	$ 228,471	$ 239,629
Contributed surplus	2,513	1,612
Retained earnings	146,043	109,335
Accumulated other comprehensive income	131	99
Regulatory capital		448,575
Total risk-weighted assets		$ 2,714,902
CET1 capital ratio		16.52%
Total assets	4,201,610	$ 3,265,998
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	476,005
Total risk-weighted assets	$ 3,095,092
CET1 capital ratio	15.38%
Basel III [member]
Statement Line Items [Line Items]
Adjustments to capital	$ (12,699)	(11,371)
Total assets		3,265,998
Total on-balance sheet exposures		3,254,627
Total off-balance sheet exposure at gross notional amount	481,389	443,124
Adjustments for conversion to credit equivalent amount		251,101
Total off-balance sheet exposures	199,684	192,023
Total exposures		$ 3,446,650
Leverage ratio		9.84%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total assets	4,201,610
Total on-balance sheet exposures	4,188,911
Adjustments for conversion to credit equivalent amount	281,705
Total exposures	$ 4,388,595
Leverage ratio	8.30%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 225,982
Contributed surplus		1,612
Retained earnings		109,335
Accumulated other comprehensive income		99
Regulatory capital before adjustments		337,028
Adjustments to capital		(11,371)
Regulatory capital		$ 325,657
CET1 capital ratio		12.00%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 214,824
Contributed surplus	2,513
Retained earnings	146,043
Accumulated other comprehensive income	131
Regulatory capital before adjustments	363,511
Adjustments to capital	(12,699)
Regulatory capital	$ 350,812
CET1 capital ratio	11.33%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital	$ 364,459	$ 339,304
CET1 capital ratio		12.50%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	13,647
Regulatory capital	$ 364,459
CET1 capital ratio	11.78%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 109,033	$ 107,367
Regulatory capital before adjustments		107,367
Adjustments to capital		1,904
Regulatory capital		$ 109,271
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	109,033
Adjustments to capital	2,513
Regulatory capital	$ 111,546